Basis of Presentation and General Information - Major Charterers (Table) (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Compania Sud Americana De Vapores S.A.
Entity Wide Revenue Major Customer [Line Items]
Percentage of time charter revenue	19.00%	31.00%	47.00%
CMA CGM
Entity Wide Revenue Major Customer [Line Items]
Percentage of time charter revenue	22.00%	24.00%	26.00%
A.P. Moller - Maersk A/S
Entity Wide Revenue Major Customer [Line Items]
Percentage of time charter revenue	12.00%	15.00%	16.00%
Mediterranean Shipping Co. S.A.
Entity Wide Revenue Major Customer [Line Items]
Percentage of time charter revenue	14.00%	15.00%	11.00%
Orient Overseas Container Line Limited
Entity Wide Revenue Major Customer [Line Items]
Percentage of time charter revenue	26.00%	14.00%	0.00%